Income Taxes Components of Provision for Income Taxes on Continuing Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Components of Income Tax [Line Items]
Income from Continuing Operations before Income Taxes, Domestic	$ 1,051	$ 1,370	$ 1,960
Current
Federal	(477)	109	67
State	(21)	15	30
Foreign	906	585	340
Total	408	709	437
Deferred
Federal	201	(175)	204
State	(31)	(6)	14
Foreign	22	(121)	19
Total	192	(302)	237
Income tax provision	600	407	674
Income (Loss) from Continuing Operations before Income Taxes, Foreign	1,100	546	(192)
Income Taxes Paid	1,163	782	$ 531
Undistributed Earnings of Foreign Subsidiaries	8,060
Global Workplace Solutions
Deferred
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount	$ 680	$ 35